Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K6	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Annual Return 2020	14.07%
Annual Return 2021	9.10%
Annual Return 2022	(16.19%)
Annual Return 2023	12.86%